Right-of-use asset	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use asset

10. Right-of-use asset

The right-of-use asset as at December 31, 2019 is as follows:

$
Balance – January 1, 2019	243,818
Depreciation	(48,764)
Impairment	(67,644)
Balance – December 31, 2019	127,410

The right-of-use asset relates to an office lease. As of December 31, 2019 the Company did not occupy the leased premise and was in the process of subleasing the space. The right-of-use asset has been impaired as of December 31, 2019 and was written down to the present value of the expected future lease payments to be received from subleasing the premise over the remaining term of the lease.